Significant Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses	$ 433	$ 1,200	$ 1,461
Deposits	34	46	149
Other current assets	700	1,347	1,893
Total prepaid expenses and other current assets	$ 1,167	$ 2,593	$ 3,503